CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Operating revenue, net	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Operating costs and expenses
Operating costs	(1,195,544)	(168,389)	(1,019,362)	(1,054,475)
Sales and marketing expenses	(740,451)	(104,290)	(624,478)	(3,104,769)
General and administrative expenses	(402,395)	(56,676)	(388,651)	(530,522)
Research and development expenses	(299,060)	(42,122)	(291,290)	(378,990)
Total operating costs and expenses	(2,637,450)	(371,477)	(2,323,781)	(5,068,756)
Operating (loss)/profit	(6,743)	(950)	477,987	(1,862,842)
Other income
Interest income	136,043	19,161	81,713	48,662
Foreign currency exchange gain	4,342	612	4,064	9,349
Others, net	30,598	4,310	66,929	9,764
(Loss)/profit before income tax	164,240	23,133	630,693	(1,795,067)
Income tax benefit/(expense)	(555)	(78)	(22,976)	220,987
Net (loss)/profit	163,685	23,055	607,717	(1,574,080)
Preferred shares redemption value accretion | ¥	0		0	(152,287)
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	(3,536)	(498)	0	0
Net (loss)/profit attributable to ordinary shareholders	167,221	23,553	607,717	(1,726,367)
Other comprehensive (loss)/income
Foreign currency translation adjustment	37,413	5,270	129,563	(36,640)
Unrealized gains/(loss) on available for sale investments, net of tax	(1,551)	(218)	174	192
Total comprehensive (loss)/income	199,547	28,107	737,454	(1,610,528)
Total comprehensive loss attributable to mezzanine equity classified as non-controlling interests shareholders	(3,536)	(498)
Total comprehensive (loss)/income attributable to ordinary shareholders	¥ 203,083	$ 28,605	¥ 737,454	¥ (1,610,528)
Weighted average number of ordinary shares used in computing net (loss)/profit per share
Basic	3,769,679,736	3,769,679,736	3,921,388,720	2,990,507,749
Diluted	3,880,861,496	3,880,861,496	4,022,467,160	2,990,507,749
Net (loss)/profit per share attributable to ordinary shareholders
Basic | (per share)	¥ 0.04	$ 0.01	¥ 0.15	¥ (0.58)
Diluted | (per share)	¥ 0.04	$ 0.01	¥ 0.15	¥ (0.58)